1933 Act Rule 497(j)
                                      1933 Act File No. 33-33980
                                      1940 Act File No. 811-06067



              STRADLEY, RONON, STEVENS & YOUNG, LLP
                    2600 One Commerce Square
                     Philadelphia, PA  19103
                         (215) 564-8000


Direct Dial: (215) 564-8027



                         March 5, 1998

FILED via EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn:  Filing Desk

Re:  Dimensional Investment Group Inc.
     File Nos. 33-33980 and 811-06067
     Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 19/20 to the Registration Statement of Dimensional Investment Group Inc. which was filed with the Securities and Exchange Commission electronically on Tuesday, March 3, 1998.

Please direct any questions or comments relating to this certification to me or, in my absence, to Stephen W. Kline, Esquire at (610) 640-5801.

                         Very truly yours,

                         MARK A. SHEEHAN
                         Mark A. Sheehan

cc:  Ms. Irene R. Diamant
     Ms. Catherine L. Newell
     Ms. Jessica Y. Gray
     Stephen W. Kline, Esquire
     Lisa A. Duda, Esquire

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